TYPE		13F-HR
PERIOD		09/30/11

FILER
	CIK	0001531612
	CCC	EP8$CTXA

SUBMISSION-CONTACT
NAME		DANIELE BEASLEY
PHONE		424-221-5897

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cove Street Capital, LLC
Address: 2321 Rosecrans Avenue, Suite 3275
El Segundo, CA 90245
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: DANIELE BEASLEY
Title: CHIEF COMPLIANCE OFFICER
Phone: 424-221-5897

Signature, Place, and Date of Signing:

DANIELE BEASLEY, EL SEGUNDO, CA, NOVEMBER 15TH 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $200660
                                          (thousands)
List of Other Included Managers: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Trust III PFD TR           PFD              00808n202      339     6900 SH       Sole                     6900
BANK OF AMERICA                PFD              060505765     1905    86500 SH       Sole                    86500
3M Company                     COM              88579Y101      796    11090 SH       Sole                    11090
Accenture plc.                 COM              G1151C101     1322    25090 SH       Sole                    25090
Aes Corp                       COM              00130H105     6759   692550 SH       Sole                   692550
Alleghany Corp                 COM              017175100     6780    23502 SH       Sole                    23502
Altra Holdings Inc             COM              02208R106      874    75572 SH       Sole                    75572
Annaly Capital Mangement Inc   COM              035710409     1028    61800 SH       Sole                    61800
Approach Resources Inc         COM              03834A103     1090    64139 SH       Sole                    64139
Bank of New York Mellon Bank   COM              064058100     6927   372630 SH       Sole                   372630
Berkshire Hathaway Inc-Cl B    COM              084670702     1127    15860 SH       Sole                    15860
Boardwalk Pipeline Partners    COM              096627104     1420    55400 SH       Sole                    55400
Boeing Co                      COM              097023105     1205    19910 SH       Sole                    19910
Central Garden & Pet Co-A      COM              153527205     8382  1183926 SH       Sole                  1183926
Chesapeake Energy Corp         COM              165167107     5659   221488 SH       Sole                   221488
Chevron Corp                   COM              166764100      370     4000 SH       Sole                     4000
Chimera Investment Corp        COM              16934Q109      874   315365 SH       Sole                   315365
Coinstar Inc                   COM              19259P300     7085   177133 SH       Sole                   177133
Covidien plc. Ordinary Shares  COM              G2554F113     6365   144322 SH       Sole                   144322
Crexus Investment Corp         COM              226553105      573    64500 SH       Sole                    64500
Duff & Phelps Corp-Class A     COM              26433B107     1104   103580 SH       Sole                   103580
Eagle Materials Inc            COM              26969P108      932    55947 SH       Sole                    55947
Equifax Inc                    COM              294429105     7065   229842 SH       Sole                   229842
Fair Isaac Corp                COM              303250104      851    38979 SH       Sole                    38979
Federated Investors Inc-Class  COM              314211103     3320   189390 SH       Sole                   189390
First Financial Bancorp        COM              320209109      947    68650 SH       Sole                    68650
Global Cash Access Holdings    COM              378967103     1735   677729 SH       Sole                   677729
GP Strategies Corp             COM              36225v104      852    85269 SH       Sole                    85269
Halliburton Company            COM              406216101      946    31010 SH       Sole                    31010
Hallmark Financial Services In COM              40624Q203     1215   164825 SH       Sole                   164825
Hewlett-Packard Company        COM              428236103     5637   251095 SH       Sole                   251095
Hilltop Holdings Inc           COM              432748101     1899   263350 SH       Sole                   263350
HSN Inc                        COM              404303109     3483   105133 SH       Sole                   105133
Idex Corp                      COM              45167R104      919    29500 SH       Sole                    29500
International Speedway Corp-Cl COM              460335201      922    40354 SH       Sole                    40354
ITT Corp                       COM              450911201     4820   114770 SH       Sole                   114770
JPMorgan Chase & Co            COM              46625H100     4626   153601 SH       Sole                   153601
KMG Chemicals Inc              COM              482564101      863    70034 SH       Sole                    70034
Liberty Interactive SRS A      COM              53071M104     9336   632535 SH       Sole                   632535
Liberty Media Cap Cl A Ord     COM              530322106     1010    15278 SH       Sole                    15278
Life Technologies Corporation  COM              53217V109      892    23210 SH       Sole                    23210
Loews Corporation              COM              540424108     7562   218880 SH       Sole                   218880
Lowe's Companies Inc           COM              548661107     4200   217175 SH       Sole                   217175
News Corp-Cl A                 COM              65248e104     4698   303475 SH       Sole                   303475
PerkinElmer Inc                COM              714046109     1725    89777 SH       Sole                    89777
Pioneer Natural Resources Co   COM              723787107     3673    55850 SH       Sole                    55850
Scotts Miracle-Gro Company     COM              810186106     1022    22907 SH       Sole                    22907
SEI Investments Company        COM              784117103      541    35150 SH       Sole                    35150
Spartech Corporation           COM              847220209     1876   586306 SH       Sole                   586306
Star Gas Partners L.P          COM              85512C105     1021   208350 SH       Sole                   208350
Symetra Financial Corporation  COM              87151Q106     4798   588726 SH       Sole                   588726
TE Connectivity Ltd.           COM              H84989104     5401   191940 SH       Sole                   191940
Teleflex Incorporated          COM              879369106     5945   110561 SH       Sole                   110561
Tyco International Ltd.        COM              H89128104     6053   148533 SH       Sole                   148533
VCA Antech Inc                 COM              918194101      941    58912 SH       Sole                    58912
W.P Carey & Co. LLC            COM              92930Y107     1124    30840 SH       Sole                    30840
Wal-Mart Stores Inc            COM              931142103     2662    51300 SH       Sole                    51300
Wendy's Company                COM              95058W100     7327  1596327 SH       Sole                  1596327
White Mountains Insurance Grou COM              G9618E107    15527    38267 SH       Sole                    38267
Woodward Inc                   COM              980745103     3652   133294 SH       Sole                   133294
Yahoo Inc                      COM              984332106     5414   411075 SH       Sole                   411075
Bank of America Corporation    WAR              060505146      114    42000 SH       Sole                    42000
JPMorgan Chase & Co Equity     WAR              46634E114      815    87500 SH       Sole                    87500
PNC FINL SVCS GROUP INC        wAR              693475121      161    18000 SH       Sole                    18000
Wells Fargo & Company          WAR              949746119      154    20000 SH       Sole                    20000